SCHEDULE OF INVESTMENTS
Science and Technology (in thousands)	MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services
Interactive Media & Services – 13.9%
Alphabet, Inc., Class A(A)	9	$19,027
Alphabet, Inc., Class C(A)	9	19,007
Facebook, Inc., Class A(A)	148	43,727
IAC/InterActiveCorp(A)	25	5,479
Snap, Inc., Class A(A)	39	2,056
Tencent Holdings Ltd.(B)	55	4,308

		93,604

Total Communication Services - 13.9%		93,604

Consumer Discretionary
Internet & Direct Marketing Retail – 6.2%
Alibaba Group Holding Ltd. ADR(A)	74	16,862
Amazon.com, Inc.(A)	8	25,205

		42,067

Specialized Consumer Services – 0.3%
Uber Technologies, Inc.(A)	32	1,744

Total Consumer Discretionary - 6.5%		43,811

Health Care
Biotechnology – 7.2%
CRISPR Therapeutics AG(A)	58	7,022
Ionis Pharmaceuticals, Inc.(A)	104	4,667
Moderna, Inc.(A)	134	17,603
Vertex Pharmaceuticals, Inc.(A)	90	19,379

		48,671

Health Care Technology – 4.0%
Cerner Corp.	276	19,872
Teladoc Health, Inc.(A)	37	6,690

		26,562

Total Health Care - 11.2%		75,233

Industrials
Trucking – 0.4%
Lyft, Inc., Class A(A)	40	2,496

Total Industrials - 0.4%		2,496

Information Technology
Application Software – 10.1%
ACI Worldwide, Inc.(A)	587	22,322
Aspen Technology, Inc.(A)	204	29,440
NVIDIA Corp.	17	9,281
salesforce.com, Inc.(A)	33	7,051

		68,094

Data Processing & Outsourced Services – 7.1%
Euronet Worldwide, Inc.(A)	124	17,177
MasterCard, Inc., Class A	9	3,241
TELUS International, Inc.(A)	128	3,592
WNS (Holdings) Ltd. ADR(A)	323	23,433

		47,443

Electronic Equipment & Instruments – 0.7%
Keysight Technologies, Inc.(A)	32	4,547

IT Consulting & Other Services – 0.6%
Cognizant Technology Solutions Corp., Class A	54	4,208

Semiconductor Equipment – 4.9%
ASML Holding N.V., NY Registry Shares		54	33,177

Semiconductors – 24.4%
Infineon Technologies AG(B)		558	23,650
Intel Corp.		161	10,302
Microchip Technology, Inc.		80	12,414
Micron Technology, Inc.(A)		506	44,604
ON Semiconductor Corp.(A)		200	8,324
QUALCOMM, Inc.		155	20,608
Semtech Corp.(A)		92	6,357
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		117	13,829
Universal Display Corp.		104	24,611

			164,699

Systems Software – 11.1%
Microsoft Corp.		281	66,319
ServiceNow, Inc.(A)		17	8,709

			75,028

Technology Hardware, Storage & Peripherals – 7.2%
Apple, Inc.		314	38,306
Samsung Electronics Co. Ltd.(B)		140	10,074

			48,380

Total Information Technology - 66.1%			445,576

Materials
Fertilizers & Agricultural Chemicals – 0.4%
Marrone Bio Innovations, Inc.(A)		1,280	2,674

Total Materials - 0.4%			2,674

Real Estate
Specialized REITs – 0.8%
QTS Realty Trust, Inc., Class A		80	4,993

Total Real Estate - 0.8%			4,993

TOTAL COMMON STOCKS – 99.3%			$668,387

(Cost: $273,454)

WARRANTS

Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 12-15-21(C)(D)		32	43

TOTAL WARRANTS – 0.0%			$43

(Cost: $—)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount

Cognizant Technology Solutions Corp., Class A,
Call $85.00, Expires 4-16-21, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	440	44	4

Intel Corp.,
Call $67.50, Expires 6-18-21, OTC (Ctrpty: JPMorgan Chase Bank N.A.)	1,121	112	253

TOTAL PURCHASED OPTIONS – 0.0%			$257

(Cost: $499)

CORPORATE DEBT SECURITIES		Principal

Materials

Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., 8.000%, 12-31-22(C)		$288	297

Total Materials - 0.0%			297

TOTAL CORPORATE DEBT SECURITIES – 0.0%			$297

(Cost: $288)

SHORT-TERM SECURITIES		Shares

Money Market Funds(E) - 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.040%		2,647	2,647

TOTAL SHORT-TERM SECURITIES – 0.4%			$2,647

(Cost: $2,647)

TOTAL INVESTMENT SECURITIES – 99.7%			$671,631

(Cost: $276,888)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%			2,324

NET ASSETS – 100.0%			$673,955

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Listed on an exchange outside the United States.

(C) Restricted securities. At March 31, 2021, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Value
Marrone Bio Innovations, Inc., 8.000%, 12-31-22	8-20-15	$288	$288	$297

		Shares
Marrone Bio Innovations, Inc., expires 12-15-21	5-1-20	32	$–	$43

			$288	$340

The total value of these securities represented 0.1% of net assets at March 31, 2021.

(D)

Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(E)	Rate shown is the annualized 7-day yield at March 31, 2021.

The following written options were outstanding at March 31, 2021 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Cognizant Technology Solutions Corp., Class A	Morgan Stanley & Co., Inc.	Put	440	44	April 2021	$72.50	$86	$(9)
Intel Corp.	JPMorgan Chase Bank N.A.	Put	1,121	112	June 2021	55.00	262	(103)
	JPMorgan Chase Bank N.A.	Call	1,121	112	June 2021	85.00	62	(20)

							$410	$(132)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$668,387	$—	$—
Warrants	—	43	—
Purchased Options	—	257	—
Corporate Debt Securities	—	297	—
Short-Term Securities	2,647	—	—

Total	$671,034	$597	$—

Liabilities
Written Options	$—	$132	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$276,888

Gross unrealized appreciation	396,751
Gross unrealized depreciation	(2,008)

Net unrealized appreciation	$394,743